Segment Information - Summary Of Adjusted Depreciation And Amortization Reporting Segment (Detail) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Adjusted depreciation and amortization	[1]	$ 7.1	$ 8.9
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Depreciation and amortization		11.1	13.2	$ 17.9		$ 18.1		$ 17.2
Less: Amount included in purchase accounting and related adjustments		(4.0)	(4.3)	(5.7)		(5.7)		(3.8)
Adjusted depreciation and amortization		$ 7.1	$ 8.9	$ 12.2	[2]	$ 12.4	[2]	$ 13.4	[2]

[1]	Adjusted depreciation and amortization represents depreciation and amortization as presented on our unaudited condensed combined statements of operations less the depreciation and amortization related to the non-cash fair value adjustments to property and equipment and intangible assets acquired in recent acquisitions which are included in the purchase accounting and related adjustments line item above, as shown in the table below:
[2]	Adjusted depreciation and amortization represents depreciation and amortization as presented on the combined statements of operations less the depreciation and amortization related to the non-cash fair value adjustments to property and equipment and intangible assets acquired in recent acquisitions which are included in the purchase accounting and related adjustments line item above, as shown in the table below: Year Ended March 31, 2023 2022 2021 (Amounts in millions) Depreciation and amortization $ 17.9 $ 18.1 $ 17.2 Less: Amount included in purchase accounting and related adjustments (5.7) (5.7) (3.8) Adjusted depreciation and amortization $ 12.2 $ 12.4 $ 13.4